Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Reinsurance
REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2018		2017		2016
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$33,753.1	$31,970.2	$27,860.7	$26,425.7	$23,941.9	$23,111.2
Ceded premiums:
Regulated plans	(596.4)	(557.5)	(505.9)	(479.6)	(439.4)	(425.1)
Non-Regulated plans	(546.8)	(479.4)	(222.7)	(216.2)	(149.0)	(212.1)
Total ceded premiums	(1,143.2)	(1,036.9)	(728.6)	(695.8)	(588.4)	(637.2)
Net premiums	$32,609.9	$30,933.3	$27,132.1	$25,729.9	$23,353.5	$22,474.0

The Regulated plans are federal or state run plans and primarily include the following:

•	Federal reinsurance plan

•	National Flood Insurance Program (NFIP)

•	State-provided reinsurance facilities

•	Michigan Catastrophic Claims Association (MCCA)

•	North Carolina Reinsurance Facility (NCRF)

•	Florida Hurricane Catastrophe Fund (FHCF)

•	State-mandated involuntary plans

•	Commercial Automobile Insurance Procedures/Plans (CAIP)

The Non-Regulated plans are comprised of voluntary external reinsurance contracts. These include amounts ceded on our Commercial Lines business primarily related to transportation network company (TNC) business under quota-share reinsurance agreements and amounts ceded on our Property business under catastrophic reinsurance agreements and, effective January 1, 2017, aggregate stop-loss reinsurance agreements. During 2018, we expanded our TNC business from one state in 2016 and 2017 to four states at December 31, 2018.
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2018		2017		2018		2017
Regulated plans:
MCCA	$55.3	18%	$44.3	22%	$1,903.9	71%	$1,611.5	71%
CAIP	72.9	24	50.0	25	254.7	9	218.0	10
NCRF	34.0	11	31.5	15	78.1	3	74.2	3
NFIP	55.9	18	53.8	26	27.8	1	148.8	7
Other	0.6	0	0.3	0	21.4	1	8.2	0
Total Regulated plans	218.7	71	179.9	88	2,285.9	85	2,060.7	91
Non-Regulated plans:
Commercial Lines	79.2	25	14.3	7	254.2	10	63.4	3
Property	11.8	4	9.1	5	147.7	5	138.6	6
Other	0	0	0	0	8.3	0	10.7	0
Total Non-Regulated plans	91.0	29	23.4	12	410.2	15	212.7	9
Total	$309.7	100%	$203.3	100%	$2,696.1	100%	$2,273.4	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.